Summary of Net Sales Disaggregated by Channel (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Net sales	$ 10,946,158	$ 7,351,323	$ 18,366,712	$ 14,185,798	$ 30,081,577	$ 17,002,052
e-Commerce [Member]
Product Information [Line Items]
Net sales					10,874,000	6,284,000
Wholesale [Member]
Product Information [Line Items]
Net sales					13,654,000	6,151,000
Private Label [Member]
Product Information [Line Items]
Net sales					$ 5,554,000	$ 4,567,000